Property, Plant and Equipment - Components of Property, Plant and Equipment at Cost and Accumulated Depreciation Recorded Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Significant Activity In Property Plant And Equipment [Line Items]
Property, plant and equipment, capital lease, gross	$ 126,842	$ 68,506
Property, plant and equipment, capital lease, accumulated depreciation	(35,928)	(35,130)
Property, plant and equipment, capital lease, net	90,914	33,376
Land [Member]
Significant Activity In Property Plant And Equipment [Line Items]
Property, plant and equipment, capital lease, gross	7,823
Buildings and leasehold improvements [Member]
Significant Activity In Property Plant And Equipment [Line Items]
Property, plant and equipment, capital lease, gross	31,867	4,143
Computer equipment and software [Member]
Significant Activity In Property Plant And Equipment [Line Items]
Property, plant and equipment, capital lease, gross	21,909	20,624
Furniture, fixtures and equipment [Member]
Significant Activity In Property Plant And Equipment [Line Items]
Property, plant and equipment, capital lease, gross	47,391	25,348
Vehicles [Member]
Significant Activity In Property Plant And Equipment [Line Items]
Property, plant and equipment, capital lease, gross	$ 17,852	$ 18,391